ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses		$ 16,168	$ 17,233
Employees and related liabilities		1,667	3,496
Government institutions		114	167
Accrued expenses and other current liabilities	$ 7,401	$ 17,949	$ 20,896